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                       S E M I - A N N U A L  R E P O R T


                            J U N E  3 0 ,  1 9 9 7


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                               [GRAPHIC OMITTED]













                      W E S T E R N R E S E R V E L I F E


                       A S S U R A N C E C O. O F O H I O




August 1997
ACC00008 (8/97)

--------------------------------------------------------------------------------


                 T  A  B  L  E   O  F   C  O  N  T  E  N  T  S
--------------------------------------------------------------------------------




                                                                           PAGE
         Chairman's Letter .............................................      1
         WRL SERIES FUND, INC.
          Portfolio Manager's Commentary:
           C.A.S.E. Growth Portfolio   .................................      2
           C.A.S.E. Growth & Income Portfolio   ........................      3
           C.A.S.E. Quality Growth Portfolio    ........................      4
          Schedules of Investments:
           C.A.S.E. Growth Portfolio   .................................      5
           C.A.S.E. Growth & Income Portfolio   ........................      7
           C.A.S.E. Quality Growth Portfolio    ........................      9
          Statements of Assets and Liabilities  ........................     11
          Statements of Operations  ....................................     12
          Statements of Changes in Net Assets   ........................     13
          Financial Highlights   .......................................     14
          Notes to Financial Statements   ..............................     16
         WRL SERIES ANNUITY ACCOUNT
         C.A.S.E. RESERVE VARIABLE ANNUITY
          Statements Of Assets, Liabilities And Equity Accounts   ......     20
          Statements of Operations  ....................................     20
          Statements of Changes in Equity Accounts    ..................     21
          Selected Per Unit Data and Ratios  ...........................     22
          Notes to Financial Statements   ..............................     23


 THE PORTFOLIOS OF THE WRL SERIES FUND, INC. ARE MADE AVAILABLE THROUGH VARIABLE LIFE INSURANCE, VARIABLE ANNUITY, AND GROUP ANNUITY PRODUCTS ISSUED BY WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO AND ITS AFFILIATES. THE AVAILABILITY OF CERTAIN PORTFOLIOS MAY VARY FROM PRODUCT TO PRODUCT.

           FELLOW CONTRACT OWNERS:




                               [GRAPHIC OMITTED]



                                 JOHN R. KENNEY
                             CHAIRMAN OF THE BOARD
  RATIONAL EXUBERANCE?


IT WAS JUST OVER SIX MONTHS AGO--THE DOW JONES INDUSTRIAL AVERAGE WAS AROUND 6400-WHEN ALAN GREENSPAN WONDERED ALOUD ABOUT ESCALATED ASSET VALUES AND THE POSSIBILITY OF PROLONGED CONTRACTIONS. HE WAS SOMEWHAT BOTHERED, IT SEEMED, THAT STOCKS HAD BECOME OVERVALUED AND WERE RIPE FOR A FALL.


OF COURSE, WHEN THE CHAIRMAN OF THE FEDERAL RESERVE BOARD OFFERS UP AN OPINION ON THE FINANCIAL MARKETS, IT'S MUCH MORE THAN JUST A CASUAL OBSERVATION. HE HAS, AFTER ALL, THE LARGEST ECONOMIC RESEARCH STAFF IN THE WORLD AT HIS DISPOSAL. HE HAS ALSO, BY VIRTUE OF HIS POSITION, A NEAR SINGULAR ABILITY TO MAKE SELF-FULFILLING PROPHESIES. BUT MR. GREENSPAN, EVEN WITH THE ENORMOUS WEIGHT OF HIS OFFICE BEHIND HIM, STILL COULD NOT CALL THE STOCK MARKET. BY THE END OF JUNE, THE DOW HAD CLIMBED TO 7672.79--ALMOST 1300 POINTS HIGHER THAN WHEN THE FED CHIEF ISSUED HIS OMINOUS COMMENTS.


THE POINT IS, MAKING SHORT-TERM CALLS ON THE STOCK MARKET IS A TOUGH GAME, EVEN FOR THE MOST GIFTED. FOR MOST OF US, WORRYING ABOUT MARKET SWINGS IS, AT BEST, PROBLEMATIC; AT WORST, IT'S A WASTE OF TIME AND PROBABLY MONEY.


WE CANNOT FORGET, HOWEVER, THAT EQUITY PRICES CAN MOVE BOTH WAYS. AND GIVEN THE POTENTIAL VOLATILITY OF A MARKET THAT HAS DOUBLED IN JUST THREE YEARS, THIS IS ONE OF THOSE TIMES WE SHOULD BE THINKING A LOT ABOUT LONG-TERM CONCEPTS AND DECIDING JUST HOW THEY SHOULD BE TAI-LORED TO OUR INDIVIDUAL SITUATIONS. AN INVESTOR WITH REALISTIC EXPECTATIONS ABOUT RESULTS WILL BE PREPARED FOR THE MARKET'S INEVITABLE VOLATILITY AND WILL BE LESS LIKELY TO PANIC WHEN IT DOES TUMBLE. AS A RESULT, HE OR SHE IS MUCH MORE LIKELY TO STICK WITH AN APPROPRIATE INVESTMENT PLAN OVER THE LONG HAUL.

SINCE THE MARKETS ARE PARTIALLY DRIVEN BY HUMAN EMOTIONS, THEY CAN OFTEN GO TO INCREDIBLE EXTREMES. THAT'S WHY, THROUGHOUT IT ALL, A PROFESSIONAL MONEY MANAGER'S DISCIPLINE IS TO BE PRIZED BY THE INVESTOR SEEKING TO DEFEND AGAINST VOLATILITY. ON THE FOLLOWING PAGES, YOU WILL FIND A DISCUSSION ON THE THREE C.A.S.E. PORTFOLIOS. WE ENCOURAGE YOU TO REVIEW THESE REPORTS TO BETTER UNDERSTAND YOUR INVESTMENT AND ITS PAST PERFORMANCE.

AS WE LOOK FORWARD TO THE REST OF THIS YEAR, THERE ARE GOOD AND COMPELLING REASONS TO BE OPTIMISTIC ABOUT THE FINANCIAL MARKETS. THIS IS STILL THE GREATEST INVESTMENT STORY EVER TOLD. BUT NO MATTER WHAT THE MARKET DOES, OR WHEN, WE WILL DO OUR BEST TO PROVIDE YOU WITH SOLID, WELL-MANAGED PRODUCTS AND SUPERIOR SERVICE. WE RESPECT YOUR PERSONAL TASK OF FINANCIAL PLANNING AND GENUINELY APPRECIATE THE OPPORTUNITY TO ASSIST.


  SINCERELY YOURS,


        [Insert Kenney Sig.]


        JOHN R. KENNEY



        CHAIRMAN OF THE BOARD   CHAIRMAN OF THE BOARD,
        WRL SERIES FUND, INC.   CHIEF EXECUTIVE OFFICER
                                                       AND PRESIDENT
                                                       WESTERN RESERVE LIFE
                                                       ASSURANCE CO. OF OHIO

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
                                      INC.
            C.A.S.E. GROWTH PORTFOLIO, AND THE WILSHIRE 5000 INDEX




















                                [INSERT GRAPH]




















OVER THE PAST SEVERAL QUARTERS, THE MARKET BREADTH IN GENERAL HAS BEEN "NARROWLY" CONFINED TO THE LARGEST 25 NEW YORK STOCK EXCHANGE COMPONENTS. AS A CONSEQUENCE, FEWER INVESTMENT MANAGERS HAVE PERFORMED IN LINE WITH THE MARKET AVERAGES.


GIVEN THAT THE OBJECTIVE OF THE C.A.S.E. GROWTH PORTFOLIO IS CAPITAL GROWTH THROUGH INVESTMENTS IN COMMON STOCKS OF SMALL TO MEDIUM-SIZED COMPANIES, THE PORTFOLIO HAS UNDERPERFORMED ITS BENCHMARK YEAR TO DATE. THE PORTFOLIO DID, HOWEVER, OUTPERFORM THE BROAD MARKET AVERAGES OVER THE PAST QUARTER IN BOTH UPSIDE AND DOWNSIDE ENVIRONMENTS. FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997, THE PORTFOLIO RETURNED 5.19%. BY COMPARISON, THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS GAINED 20.61%, AND THE WILSHIRE 5000 INDEX GAINED 16.65% FOR THE SAME PERIOD. PRESENTLY, WE THINK THE PORTFOLIO HAS A RISK PROFILE WHICH IS LOWER THAN THE MARKET AVERAGES. WE WILL CONTINUE TO USE THE PROVEN, PATIENT STYLE THAT HAS SERVED US SO WELL OVER THE PAST SEVERAL YEARS.


FORTUNATELY, IT APPEARS TO US THAT STOCK MARKET APPETITES ARE BEGINNING TO SPREAD OUT TO INCLUDE THE UPPER TIER OF THE RANGE OF THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE, AND TO A LESSER EXTENT, OVER-THE-COUNTER MARKETS. AT THE SAME TIME, THOUGH, INVESTORS CONTINUE TO "POUNCE" ON STOCKS WITH NEGATIVE EARNINGS SURPRISES. INTEL, THE BELLWETHER TECHNOLOGICAL LEADER, DID REPORT LOWER EARNINGS, BUT THEY WERE HIGHER THAN THE "WHISPER VALUE" EXPECTED BY MOST ANALYSTS.


ESSENTIALLY, WE CONTINUE TO SEE EVIDENCE OF A VERY ROBUST AND WELL-BEHAVED ECONOMY, WITH LOW INFLATION AND LOW INTEREST RATES. WE BELIEVE CORPORATE PROFITABILITY WILL CONTINUE TO RISE AND COMPANIES ARE, FOR THE MOST PART, REPORTING HIGHER THAN EXPECTED EARNINGS IN SEVEN OF OUR EIGHT CORE ECONOMIC SECTORS.








[GRAPHIC OMITTED]





[GRAPHIC OMITTED]


                                              WILLIAM E. LANGE


                                              C.A.S.E. GROWTH PORTFOLIO
                                              PORTFOLIO MANAGER


                 THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
                    INC. C.A.S.E. GROWTH & INCOME PORTFOLIO
             AND THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS




















                                [INSERT GRAPH]






















FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1997, THE C.A.S.E. GROWTH & INCOME PORTFOLIO GAINED 14.36%. BY COMPARISON, THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS RETURNED 20.61% FOR THE SAME PERIOD. THE PORTFOLIO'S ALLOCATION OF ASSETS AT PERIOD END WAS 92.6% IN COMMON STOCKS, COVERING 22 DIFFERENT INDUSTRIES WITHIN EIGHT SECTORS, AND 7.4% IN INTEREST-BEARING CASH RESERVES. WE HAVE REFRAINED FROM THE USE OF DERIVATIVES, OPTIONS, AND REPURCHASE AGREEMENTS.


THE MARKET'S BREADTH CONTINUES TO BE CENTERED ON THE UPPER ECHELON NEW YORK STOCK EXCHANGE COMPANIES. CONSEQUENTLY, ONLY A SMALL NUMBER OF INVESTMENT MANAGERS HAVE PERFORMED IN LINE WITH THE MARKET AVERAGES. ESSENTIALLY, WE THINK THE ECONOMY CONTINUES TO BE ROBUST AND WELL BEHAVED WITH LOW INFLATION, LOW INTEREST RATES, AND OTHER FAVORABLE CHARACTERISTICS. AS A RESULT, WE BELIEVE CORPORATE PROFITABILITY WILL CONTINUE TO RISE AND COMPANIES WILL, FOR THE MOST PART, REPORT HIGHER THAN EXPECTED EARNINGS.

ON THE FUNDAMENTAL SIDE OF THE MARKET EQUATION, THE AVERAGE YIELD ON THE STOCKS IN THE S&P 500 HAS CONTINUED TO FALL. MANY MANAGERS TRADITIONALLY FEEL THAT ANY YIELD BELOW 3% IS A CAUSE FOR ALARM. AT THE SAME TIME, THE AVERAGE MULTIPLE OF THESE STOCKS HAS RISEN TO 5.18 TIMES BOOK VALUE AGAINST A HISTORICAL VALUE OF
1.85. MANEUVERING IN A FUNDAMENTALLY INFLATED MARKET LIKE THIS IS A BIT LIKE ASKING A PHYSICIAN TO PERFORM SURGERY ON A BALLOON.

FOR ITS PART, THE C.A.S.E. GROWTH & INCOME PORTFOLIO CURRENTLY HAS LOWER-THAN-MARKET PRICE-TO-EARNINGS AND BOOK VALUE MULTIPLES. MOREOVER, THE EARNINGS GROWTH RATES OF THE STOCKS IN THE PORTFOLIO ARE CURRENTLY NEARLY TWICE THE MARKETS, AND THEIR RETURNS ON EQUITY AVERAGE WELL ABOVE THE NORM. WE SEE THE MARKET'S STOCK APPETITES ARE BEGINNING TO BROADEN AND WHEN THIS PATTERN BECOMES MORE ORDERLY, OUR CONSERVATIVE STYLE OF MANAGEMENT SHOULD REGAIN ITS LEADERSHIP PATTERN.

[GRAPHIC OMITTED]






[GRAPHIC OMITTED]


                                              WILLIAM E. LANGE

                                              C.A.S.E. GROWTH & INCOME
                                              PORTFOLIO
                                              PORTFOLIO MANAGER


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS.

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
                    INC. C.A.S.E. QUALITY GROWTH PORTFOLIO
              AND THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS




















                                [INSERT GRAPH]





















FOR THE SIX MONTHS ENDED JUNE 30, 1997, THE C.A.S.E. QUALITY GROWTH PORTFOLIO REALIZED A TOTAL RETURN OF 16.45% WITHIN A MARKET THAT WAS UP 20.61%, AS MEASURED BY THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS. THE PORTFOLIO'S ALLOCATION OF ASSETS AT PERIOD END WAS 89.9% IN COMMON STOCKS COVERING 25 DIFFERENT INDUSTRIES WITHIN EIGHT SECTORS, AND 10.1% IN INTEREST-BEARING CASH RESERVES. THE PORTFOLIO REFRAINED FROM THE USE OF DERIVATIVES, OPTIONS, AND REPURCHASE AGREEMENTS.


THE MARKET'S BREADTH CONTINUES TO BE CENTERED ON THE UPPER ECHELON NEW YORK STOCK EXCHANGE COMPANIES. CONSEQUENTLY, ONLY A SMALL NUMBER OF INVESTMENT MANAGERS HAVE PERFORMED IN LINE WITH THE MARKET AVERAGES. ESSENTIALLY, WE THINK THE ECONOMY CONTINUES TO BE ROBUST AND WELL BEHAVED WITH LOW INFLATION, LOW INTEREST RATES, AND OTHER FAVORABLE CHARACTERISTICS. AS A RESULT, WE BELIEVE CORPORATE PROFITABILITY WILL CONTINUE TO RISE AND COMPANIES WILL, FOR THE MOST PART, REPORT HIGHER THAN EXPECTED EARNINGS.


ON THE FUNDAMENTAL SIDE OF THE MARKET EQUATION, THE AVERAGE YIELD ON THE STOCKS IN THE S&P 500 HAS CONTINUED TO FALL. MANY MANAGERS TRADITIONALLY FEEL THAT ANY YIELD BELOW 3% IS A CAUSE FOR ALARM. AT THE SAME TIME, THE AVERAGE MULTIPLE OF THESE SAME STOCKS HAS RISEN TO 5.18 TIMES BOOK VALUE AGAINST A HISTORICAL VALUE OF 1.85. MANEUVERING IN A FUNDAMENTALLY INFLATED MARKET LIKE THIS IS A BIT LIKE ASKING A PHYSICIAN TO PERFORM SURGERY ON A BALLOON.


FOR ITS PART, THE C.A.S.E. QUALITY GROWTH PORTFOLIO CURRENTLY HAS LOWER-THAN-MARKET PRICE-TO-EARNINGS AND BOOK VALUE MULTIPLES. MOREOVER, THE EARNINGS GROWTH RATES OF THE STOCKS IN THE PORTFOLIO ARE CURRENTLY NEARLY TWICE THE MARKETS, AND THEIR RETURNS ON EQUITY AVERAGE WELL ABOVE THE NORM. WE SEE THE MARKET'S STOCK APPETITES ARE BEGINNING TO BROADEN AND WHEN THIS PATTERN BECOMES MORE ORDERLY, OUR CONSERVATIVE STYLE OF MANAGEMENT SHOULD REGAIN ITS LEADERSHIP PATTERN.





[GRAPHIC OMITTED]





[GRAPHIC OMITTED]


                                              WILLIAM E. LANGE

                                              C.A.S.E. QUALITY GROWTH PORTFOLIO


                                              PORTFOLIO MANAGER


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------






SCHEDULE OF INVESTMENTS

JUNE 30, 1997


                                                 NUMBER OF     MARKET
                                                   SHARES       VALUE
                                                 ----------- ------------
COMMON STOCKS (99.11%)
  AEROSPACE (3.70%)
 AAR Corporation  ..............................   20,000      $  646,250
 Thiokol Corporation ...........................   11,000         770,000
  AIR TRANSPORTATION (2.18%)
 Airborne Freight Corporation ..................   20,000         837,500
  APPAREL PRODUCTS (3.76%)
 Nautica Enterprises, Inc. (a)   ...............   31,000         819,563
 U.S. Industries, Inc. (a) .....................   17,400         619,875
  APPAREL & ACCESSORY STORES (2.28%)
 Claire's Stores, Inc.  ........................   50,000         875,000
  AUTOMOTIVE (2.19%)
 Carlisle Companies, Inc.  .....................   24,000         837,000
  CHEMICALS & ALLIED PRODUCTS (1.92%)
 Dexter Corporation  ...........................   23,000         736,000
  COMMERCIAL BANKS (5.33%)
 City National Corporation .....................   31,000         745,937
 Magna Group, Inc.   ...........................   24,000         834,000
 Provident Bankshares Corporation   ............        1              22
 Provident Financial Group, Inc. ...............   10,800         461,700
  COMMUNICATIONS EQUIPMENT (6.29%)
 Bay Networks, Inc. (a) ........................   33,000         876,562
 DSC  Communications  Corporation  (a)          .  30,000         667,500
 Lucent Technologies, Inc. .....................   12,000         864,750
  COMPUTER & DATA PROCESSING SERVICE (6.44%)
 Banyan Systems, Inc. (a)  .....................   33,100          74,475
 Oracle Corporation (a) ........................   22,000       1,108,250
 S3 Incorporated (a) ...........................   45,600         501,600
 Sun Microsystems, Inc. (a)   ..................   21,000         781,593
  COMPUTER & OFFICE EQUIPMENT (11.05%)
 Applied Magnetics Corporation (a)  ............   26,000         588,250
 Cisco Systems, Inc. (a)   .....................    4,500         302,062
 Compaq Computer Corporation (a) ...............    7,500         744,375
 Seagate Technology, Inc. (a) ..................   18,000         633,375
 Storage Technology Corporation (a) ............   20,000         890,000
 Western Digital Corporation (a) ...............   28,000         885,500
 Xircom, Inc. (a) ..............................   15,000         186,563
  DEPARTMENT STORES (1.38%)
 Woolworth Corporation (a) .....................   22,000         528,000
                                                 NUMBER OF     MARKET
                                                   SHARES       VALUE
                                                 ----------- ------------
COMMON STOCKS (CONTINUED)
  ELECTRONIC COMPONENTS & ACCESSORIES (2.13%)
 Read-Rite Corporation (a) .....................   39,000      $  814,125
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.19%)
 Kuhlman Corporation ...........................   26,000         838,500
  FOOD STORES (2.76%)
 Ruddick Corporation ...........................   64,000       1,056,000
  FOOD & KINDRED PRODUCTS (2.96%)
 Lance, Inc.   .................................   20,000         382,500
 Tasty Baking Company   ........................   43,000         752,500
  GAS PRODUCTION & DISTRIBUTION (1.53%)
 National Fuel Gas Company .....................   14,000         587,125
  HEALTH SERVICES (1.98%)
 Express Scripts, Inc. - Class A (a)   .........   18,200         759,850
  HOTELS & OTHER LODGING PLACES (1.96%)
 Prime Hospitality Corporation (a)  ............   37,900         748,525
  INDUSTRIAL MACHINERY & EQUIPMENT (8.63%)
 Cincinnati Milacron, Inc. .....................   23,000         596,563
 Deere & Company  ..............................    7,000         384,125
 Manitowac Company   ...........................   18,000         841,500
 SPS Technologies, Inc. (a)   ..................   13,000         919,750
 U.S. Filter Corporation   .....................   20,550         559,987
  INSTRUMENTS & RELATED PRODUCTS (1.54%)
 GenRad, Inc. (a) ..............................   26,000         588,250
  INSURANCE (5.03%)
 CMAC Investment Corporation  ..................   19,000         907,250
 Selective Insurance Group .....................   21,000       1,017,188
  LIFE INSURANCE (1.53%)
 SunAmerica, Inc. ..............................   12,000         585,000
  MEDICAL INSTRUMENTS & SUPPLIES (3.31%)
 Datascope Corporation (a) .....................   29,000         569,125
 Respironics, Inc. (a)  ........................   33,000         697,125
  OIL & GAS EXTRACTION (2.11%)
 Cross Timbers Oil Company .....................   42,000         808,500
  PAPER & ALLIED PRODUCTS (2.13%)
 Republic Group, Inc.   ........................   40,600         817,075

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------






SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 1997


                                    NUMBER OF     MARKET
                                     SHARES       VALUE
                                    ---------- -------------
COMMON STOCKS (CONTINUED)
  PHARMACEUTICALS (4.17%)
 Perrigo Company (a)   ............   60,000     $    750,000
 Watson Pharmaceutical, Inc. (a)      20,000          845,000
  PRINTING & PUBLISHING (1.79%)
 New England Business Services,
    Inc.   ........................   26,000          684,125
  RETAIL TRADE (2.29%)
 Toys "R" Us, Inc. (a) ............   25,000          875,000
  TEXTILE MILL PRODUCTS (2.32%)
 Mohawk Industries, Inc. (a) ......   39,000          887,250
  WHOLESALE TRADE NONDURABLE GOODS (2.23%)
 Richfood Holdings, Inc.  .........   32,900          855,400
                                                -------------
 Total Common Stocks
 (cost: $ 34,705,837)........................       37,943,040
                                                 -------------
 Total Investment Securities
 (cost: $ 34,705,837)........................     $ 37,943,040
                                                 =============
 SUMMARY
 Investments at market value ......    99.11%    $ 37,943,040
 Other Assets in
  Excess of Liabilities   .........     0.89%         339,896
                                     -------    -------------
 Net Assets   .....................   100.00%    $ 38,282,936
                                     =======    =============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.


                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.
6

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------






SCHEDULE OF INVESTMENTS

JUNE 30, 1997


                                    NUMBER OR     MARKET
                                      SHARES       VALUE
                                    ----------- ------------
COMMON STOCKS (90.24%)
  AEROSPACE (1.89%)
 AAR Corporation ..................    1,500      $    48,469
  CHEMICALS & ALLIED PRODUCTS (4.26%)
 Dexter Corporation ...............    2,000           64,000
 Ethyl Corporation  ...............    4,900           45,325
  COMMERCIAL BANKS (7.50%)
 City National Corporation   ......    2,600           62,563
 First Chicago NBD Corporation  ...        1               27
 Magna Group, Inc.  ...............    1,900           66,025
 Wachovia Corporation  ............    1,100           64,144
  COMPUTER & DATA PROCESSING SERVICE (2.86%)
 Deluxe Corporation ...............    2,150           73,369
  DEPARTMENT STORES (3.11%)
 Dayton Hudson Corporation   ......    1,500           79,781
  ELECTRIC, GAS, & SANITARY SERVICES (1.68%)
 Aquarion Company   ...............    1,600           43,200
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (7.22%)
 General Electric Company .........      990           64,721
 Kuhlman Corporation   ............    1,800           58,050
 Maytag Corporation ...............    2,400           62,700
  FABRICATED METAL PRODUCTS (2.45%)
 Snap-On, Inc.   ..................    1,600           63,000
  FOOD STORES (2.76%)
 Ruddick Corporation   ............    4,300           70,950
  FOOD & KINDRED PRODUCTS (4.31%)
 Lance, Inc.  .....................    2,400           45,900
 Tasty Baking Company  ............    3,700           64,750
  GAS PRODUCTION & DISTRIBUTION (3.40%)
 National Fuel Gas Company   ......    1,100           46,131
 People's Energy Corporation ......    1,100           41,181
                                                 ------------
  INDUSTRIAL MACHINERY & EQUIPMENT (4.64%)
 Deere & Company ..................    1,100           60,363
                                                 ============
 Harris Corporation ...............      700           58,800
  INSTRUMENTS & RELATED PRODUCTS (4.80%)
 Eastman Kodak Company ............      785           60,249
 Xerox Corporation  ...............      800           63,100
                                    NUMBER OR     MARKET
                                      SHARES       VALUE
                                    ----------- ------------
COMMON STOCKS (CONTINUED)
  INSURANCE (2.64%)
 Selective Insurance Group   ......    1,400      $    67,813
  MANUFACTURING INDUSTRIES (2.50%)
 Jostens, Inc.   ..................    2,400           64,200
  PAPER & ALLIED PRODUCTS (2.59%)
 Republic Group, Inc.  ............    3,300           66,413
  PETROLEUM REFINING (6.47%)
 Chevron Corporation   ............      800           59,150
 Mobil Corporation  ...............      600           41,925
 Sun Company, Inc.  ...............    2,100           65,100
  PETROLEUM & PETROLEUM PRODUCTS (3.29%)
 Pennzoil Company   ...............    1,100           84,425
  PHARMACEUTICALS (4.54%)
 Bristol-Myers Squibb Company   ...      800           64,800
 Merck & Co., Inc.  ...............      500           51,750
  PRIMARY METAL INDUSTRIES (2.46%)
 USX-US Steel Group, Inc.    ......    1,800           63,113
  PRINTING & PUBLISHING (1.84%)
 New England Business
    Services, Inc.  ...............    1,800           47,363
  TELECOMMUNICATIONS (8.73%)
 360 Communications Company (a) ...      283            4,846
 Ameritech Corporation ............      600           40,763
 GTE Corporation ..................    1,100           48,263
 SBC Communications, Inc. .........    1,100           68,062
 Southern New England
    Telecommunications Corporation     1,600           62,199
  TOBACCO PRODUCTS (4.30%)
 Philip Morris Companies Inc.   ...    1,200           53,249
 Universal Corporation ............    1,800           57,149
                                                 ------------
 Total Common Stocks
 (cost: $ 1,947,232)...............                 2,317,381
                                                 ------------
 Total Investment Securities
 (cost: $ 1,947,232)...............               $ 2,317,381
                                                 ============


                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------






SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 1997


SUMMARY
  Investments at market value      90.24%     $ 2,317,381
  Other Assets in
      Excess of Liabilities         9.76%         250,631
                                ---------    ------------
  Net Assets ..................   100.00%     $ 2,568,012
                                =========    ============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.
8

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------






SCHEDULE OF INVESTMENTS

JUNE 30, 1997


                                     NUMBER OF     MARKET
                                       SHARES       VALUE
                                     ----------- ------------
COMMON STOCKS (89.42%)
  APPAREL PRODUCTS (2.44%)
 U.S. Industries, Inc. (a) .........    1,600      $    57,000
  BEVERAGES (1.74%)
 Coca-Cola Company   ...............      600           40,500
  CHEMICALS & ALLIED PRODUCTS (6.32%)
 Gillette Company ..................      500           47,375
 Praxair, Inc. .....................      900           50,400
 W.R. Grace & Company   ............      900           49,612
  COMMERCIAL BANKS (4.86%)
 First Chicago NBD Corporation   ...        1               41
 MBNA Corporation ..................    1,500           54,938
 Wachovia Corporation   ............    1,000           58,313
  COMMUNICATIONS EQUIPMENT (2.78%)
 Lucent Technologies, Inc. .........      900           64,856
  COMPUTER & DATA PROCESSING SERVICE (5.51%)
 Deluxe Corporation  ...............    1,200           40,950
 Oracle Corporation (a) ............    1,000           50,313
 Sun Microsystems, Inc. (a)   ......    1,000           37,219
  COMPUTER & OFFICE EQUIPMENT (3.89%)
 Cisco Systems, Inc. (a)   .........      500           33,563
 Data General Corporation (a) ......    2,200           57,200
  DEPARTMENT STORES (2.51%)
 Dayton Hudson Corporation .........    1,100           58,506
  ELECTRONIC COMPONENTS & ACCESSORIES (2.43%)
 Intel Corporation   ...............      400           56,625
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.46%)
 Maytag Corporation  ...............    2,200           57,475
  GAS PRODUCTION & DISTRIBUTION (1.61%)
 People's Energy Corporation  ......    1,000           37,438
  HEALTH SERVICES (4.25%)
 Beverly Enterprises (a)   .........    3,000           48,750
 Tenet Healthcare Corporation (a)       1,700           50,256
  INDUSTRIAL MACHINERY & EQUIPMENT (7.90%)
 Baker Hughes, Inc.  ...............    1,100           42,556
 Cincinnati Milacron, Inc. .........    2,300           59,656
                                                  ============
 Deere & Company  ..................    1,000           54,875
 U.S. Filter Corporation (a)  ......    1,000           27,250
                                     NUMBER OF     MARKET
                                       SHARES       VALUE
                                     ----------- ------------
COMMON STOCKS (CONTINUED)
  INSTRUMENTS & RELATED PRODUCTS (5.00%)
 Eastman Kodak Company  ............      800      $    61,400
 Xerox Corporation   ...............      700           55,213
  INSURANCE (4.99%)
 MGIC Investment Corporation  ......    1,200           57,525
 Travelers Group, Inc.  ............      933           58,837
  LIFE INSURANCE (1.67%)
 SunAmerica, Inc. ..................      800           39,000
  MANUFACTURING INDUSTRIES (2.52%)
 Jostens, Inc. .....................    2,200           58,850
  PETROLEUM REFINING (2.53%)
 Sun Company, Inc.   ...............    1,900           58,900
  PETROLEUM & PETROLEUM PRODUCTS (3.29%)
 Pennzoil Company ..................    1,000           76,750
  PHARMACEUTICALS (5.00%)
 Bristol-Myers Squibb Company ......      800           64,800
 Merck & Co., Inc.   ...............      500           51,750
  PRIMARY METAL INDUSTRIES (2.42%)
 Nucor Corporation   ...............    1,000           56,500
  REAL ESTATE (0.08%)
 Castle & Cooke, Inc. (a)  .........      110            1,822
  RETAIL TRADE (3.93%)
 Alberto-Culver Company ............    1,400           39,200
 Toys "R" Us, Inc. (a)  ............    1,500           52,500
  TELECOMMUNICATIONS (4.53%)
 GTE Corporation  ..................    1,000           43,875
 SBC Communications, Inc.  .........    1,000           61,875
  TRANSPORTATION EQUIPMENT (2.55%)
 Brunswick Corporation  ............    1,900           59,375
  WHOLESALE TRADE DURABLE GOODS (2.21%)
 Johnson & Johnson   ...............      800           51,500
  Total Common Stocks
  (cost: $ 1,652,204)................................2,085,339
                                                  ------------
  Total Investment Securities
  (cost: $ 1,652,204)...............               $ 2,085,339
                                                  ============



                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------






SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 1997


SUMMARY
 Investments at market value     89.42%     $ 2,085,339
 Other Assets in
  Excess of Liabilities   ...    10.58%         246,676
                              ---------    ------------
 Net Assets   ...............   100.00%     $ 2,332,015
                              =========    ============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.
10

WRL SERIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------




                                                                                         C.A.S.E.           C.A.S.E.
                                                                  C.A.S.E. GROWTH     GROWTH & INCOME     QUALITY GROWTH
                                                                    PORTFOLIO           PORTFOLIO          PORTFOLIO
ASSETS:
 Investments in securities, at cost ...........................     $  34,705,837       $   1,947,232     $   1,652,204
                                                                    ==============      ==============    ==============
 Investments in securities, at market value  ..................     $  37,943,040       $   2,317,381        2,085,339
 Short-term securities, at amortized cost .....................                 0                   0                0
 Cash .........................................................           543,620             189,085          235,693
 Cash collateral for securities on loan   .....................                 0                   0                0
    Receivables:
  Securities sold .............................................           578,520              93,928           72,646
  Interest  ...................................................            13,197               2,669            1,307
  Dividends ...................................................            21,927               6,125            2,823
  Foreign receivable ..........................................                 0                   0                0
  Foreign currency contracts  .................................                 0                   0                0
  Other  ......................................................                 0                   0                0
                                                                    --------------      --------------    --------------
   Total assets   .............................................        39,100,304           2,609,188        2,397,808
                                                                    --------------      --------------    --------------
   LIABILITIES:
 Securities purchased   .......................................           785,342              37,961           62,897
 Accounts payable and accrued liabilities:
  Investment advisory fees ....................................            25,621               1,715            1,545
  Due to custodian   ..........................................                 0                   0                0
  Dividends to shareholders   .................................                 0                   0                0
  Deposits for securities on loan   ...........................                 0                   0                0
  Foreign currency contracts  .................................                 0                   0                0
  Other Fees   ................................................             6,405               1,500            1,351
                                                                    --------------      --------------    --------------
   Total liabilities ..........................................           817,368              41,176           65,793
                                                                    --------------      --------------    --------------
    Total net assets ..........................................     $  38,282,936       $   2,568,012        2,332,015
                                                                    ==============      ==============    ==============
NET ASSETS:
 Capital stock shares authorized ..............................        75,000,000          75,000,000       75,000,000
                                                                    ==============      ==============    ==============
 Capital stock ($.01 par value)  ..............................     $      27,280       $       1,777            1,638
 Additional paid-in-capital   .................................        34,742,209           1,999,209        1,793,089
 Accumulated undistributed net investment income (loss)  ......           102,805              18,254            1,212
 Accumulated undistributed net realized gain (loss) on:
  Investment and foreign currency transactions  ...............           173,439             178,623          102,941
 Net unrealized appreciation (depreciation) on:
  Investment securities .......................................         3,237,203             370,149          433,135
  Foreign currency transactions  ..............................                 0                   0                0
  Futures contracts  ..........................................                 0                   0                0
                                                                    --------------      --------------    --------------
 Net assets applicable to outstanding shares of capital  ......     $  38,282,936       $   2,568,012        2,332,015
                                                                    ==============      ==============    ==============
 Shares outstanding at June 30, 1997   ........................         2,727,978             177,687          163,847
                                                                    ==============      ==============    ==============
 Net asset value per share ....................................     $       14.03       $       14.45            14.23
                                                                    ==============      ==============    ==============

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------




                                                                                               C.A.S.E.         C.A.S.E.
                                                                         C.A.S.E. GROWTH   GROWTH & INCOME   QUALITY GROWTH
                                                                            PORTFOLIO         PORTFOLIO        PORTFOLIO
INVESTMENT INCOME:
 Interest   ............................................................    $   148,591       $    10,513    $     4,127
 Dividends  ............................................................        116,679            24,774         12,273
 Foreign tax withheld   ................................................              0                 0              0
                                                                            ------------      ------------   ------------
  Total investment income  .............................................        265,270            35,287         16,400
                                                                            ------------      ------------   ------------
  EXPENSES:
 Investment advisory fees  .............................................        129,972             9,084          8,101
 Printing and shareholder reports   ....................................         11,694                99            114
 Custody fees  .........................................................         17,592            15,666         16,218
 Legal fees ............................................................            999                 8              8
 Auditing and accounting fees ..........................................          2,121             2,121          2,121
 Directors fees   ......................................................            205                 2              2
 Registration fees   ...................................................             50                 0              0
 Other fees ............................................................          6,962                56             56
                                                                            ------------      ------------   ------------
  Total expenses  ......................................................        169,595            27,036         26,620
   Less:
  Advisory fee waiver and expense reimbursement ........................          3,314             9,359         11,399
  Fees paid indirectly  ................................................          3,816               644             32
                                                                            ------------      ------------   ------------
   Net expenses   ......................................................        162,465            17,033         15,189
                                                                            ------------      ------------   ------------
 Net investment income (loss) ..........................................        102,805            18,254          1,211
                                                                            ------------      ------------   ------------
 Net realized gain (loss) on:
  Investment securities    .............................................        173,441           178,623        102,942
  Foreign currency transactions  .......................................              0                 0              0
                                                                            ------------      ------------   ------------
   Total net realized gain (loss)   ....................................        173,441           178,623        102,942
                                                                            ------------      ------------   ------------
 Change in unrealized appreciation (depreciation) on:
  Investment securities    .............................................      1,676,045           118,479        217,741
  Foreign currency transactions  .......................................              0                 0              0
                                                                            ------------      ------------   ------------
   Total change in unrealized appreciation (depreciation)   ............      1,676,045           118,479        217,741
                                                                            ------------      ------------   ------------
  Net gain (loss) on investments .......................................      1,849,486           297,102        320,683
                                                                            ------------      ------------   ------------
   Net increase (decrease) in net assets resulting from operations   ...    $ 1,952,291       $   315,356    $   321,894
                                                                            ============      ============   ============

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------




                                                           C.A.S.E. GROWTH
                                                              PORTFOLIO
                                                      June 30        December 31
                                                       1997             1996
                                                  ---------------- ----------------
OPERATIONS:
 Net investment income (loss)  ..................  $    102,805     $    102,508
 Net realized gain (loss) on investments
 and foreign currency transactions   ............       173,441          629,925
 Change in unrealized appreciation
 (depreciation) on investments and
 foreign currency transactions ..................     1,676,045        1,514,389
                                                   ------------     ------------
 Net increase (decrease) in net assets
 resulting from operations  .....................     1,952,291        2,246,822
                                                   ------------     ------------
DISTRIBUTION TO SHAREHOLDERS:
 Net investment income   ........................       (12,212)         (95,636)
 In excess of net investment income  ............             0                0
 Net realized gains   ...........................      (200,000)        (429,926)
 In excess of net realized gains  ...............             0                0
                                                   ------------     ------------
  Total distributions    ........................      (212,212)        (525,562)
                                                   ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares   ............    13,855,145       23,037,532
 Dividends and distributions reinvested .........       212,212          525,562
 Cost of shares repurchased .....................    (4,084,032)      (1,303,064)
                                                   ------------     ------------
  Increase (decrease) in net assets from
  capital share transactions   ..................     9,983,325       22,260,030
                                                   ------------     ------------
 Net increase (decrease) in net assets  .........    11,723,404       23,981,290
NET ASSETS:
 Beginning of period  ...........................    26,559,532        2,578,242
                                                   ------------     ------------
 End of period  .................................  $ 38,282,936     $ 26,559,532
                                                   ============     ============
  Undistributed net investment income   .........  $    102,805     $     12,212
                                                   ============     ============
SHARE ACTIVITY:
 Shares outstanding - beginning of period  ......     1,979,552          221,168
                                                   ------------     ------------
 Shares issued  .................................     1,039,844        1,821,039
 Shares issued - reinvestment of dividends
 and distributions ..............................        15,351           39,166
 Shares redeemed   ..............................      (306,769)        (101,821)
                                                   ------------     ------------
 Increase (decrease) in shares
 outstanding ....................................       748,426        1,758,384
                                                   ------------     ------------
 Shares outstanding - end of period  ............     2,727,978        1,979,552
                                                   ============     ============



                                                     C.A.S.E. GROWTH & INCOME        C.A.S.E. QUALITY GROWTH
                                                             PORTFOLIO                      PORTFOLIO
                                                     June 30       December 31       June 30       December 31
                                                       1997            1996            1997           1996
                                                  --------------- --------------- --------------- --------------
OPERATIONS:
 Net investment income (loss)  ..................  $    18,254     $    27,844     $     1,211     $     9,514
 Net realized gain (loss) on investments
 and foreign currency transactions   ............      178,623         102,838         102,942          66,177
 Change in unrealized appreciation
 (depreciation) on investments and
 foreign currency transactions ..................      118,479         175,723         217,741         189,665
                                                   -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets
 resulting from operations  .....................      315,356         306,405         321,894         265,356
                                                   -----------     -----------     -----------     -----------
DISTRIBUTION TO SHAREHOLDERS:
 Net investment income   ........................      (10,157)        (18,112)         (2,307)         (9,535)
 In excess of net investment income  ............            0               0               0          (3,925)
 Net realized gains   ...........................      (20,000)        (82,838)        (10,001)        (52,944)
 In excess of net realized gains  ...............            0               0               0               0
                                                   -----------     -----------     -----------     -----------
  Total distributions    ........................      (30,157)       (100,950)        (12,308)        (66,404)
                                                   -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares   ............      246,175         894,348         207,517         690,792
 Dividends and distributions reinvested .........       30,157         100,950          12,308          66,404
 Cost of shares repurchased .....................      (37,922)       (239,812)        (50,211)       (253,304)
                                                   -----------     -----------     -----------     -----------
  Increase (decrease) in net assets from
  capital share transactions   ..................      238,410         755,486         169,614         503,892
                                                   -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets  .........      523,609         960,941         479,200         702,844
NET ASSETS:
 Beginning of period  ...........................    2,044,403       1,083,462       1,852,815       1,149,971
                                                   -----------     -----------     -----------     -----------
 End of period  .................................  $ 2,568,012     $ 2,044,403     $ 2,332,015     $ 1,852,815
                                                   ===========     ===========     ===========     ===========
  Undistributed net investment income   .........  $    18,254     $    10,157     $     1,212     $     2,308
                                                   ===========     ===========     ===========     ===========
SHARE ACTIVITY:
 Shares outstanding - beginning of period  ......      159,855          96,056         150,802         106,076
                                                   -----------     -----------     -----------     -----------
 Shares issued  .................................       18,538          74,668          16,012          61,432
 Shares issued - reinvestment of dividends
 and distributions ..............................        2,101           7,803             868           5,367
 Shares redeemed   ..............................       (2,807)        (18,672)         (3,835)        (22,073)
                                                   -----------     -----------     -----------     -----------
 Increase (decrease) in shares
 outstanding ....................................       17,832          63,799          13,045          44,726
                                                   -----------     -----------     -----------     -----------
 Shares outstanding - end of period  ............      177,687         159,855         163,847         150,802
                                                   ===========     ===========     ===========     ===========

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------




                                                                   C.A.S.E.                              C.A.S.E.
                                                               GROWTH PORTFOLIO                  GROWTH & INCOME PORTFOLIO
                                                     June 30           December 31          June 30          December 31
                                                    ----------- -------------------------- ---------- --------------------------
                                                       1997        1996       1995 (c)       1997        1996       1995 (c)
                                                    ----------- ----------- -------------- ---------- ----------- --------------
Net asset value, beginning of period   ............  $  13.42    $  11.66    $     10.00    $ 12.79    $  11.28    $     10.00
 Income from operations:
  Net investment income (loss)   ..................      0.04        0.12           0.12       0.11        0.20           0.21
  Net realized and unrealized gain (loss)
  on investments  .................................      0.65        1.92           2.49       1.72        1.98           1.38
                                                     --------    --------    -----------    -------    --------    -----------
   Total income (loss) from operations ............      0.69        2.04           2.61       1.83        2.18           1.59
                                                     --------    --------    -----------    -------    --------    -----------
   Distributions:
  Dividends from net investment income ............     (0.01)      (0.05)         (0.12)     (0.06)      (0.12)         (0.21)
  Dividends in excess of net investment income  ...      0.00        0.00           0.00       0.00        0.00           0.00
  Distributions from net realized gains
  on investments  .................................     (0.07)      (0.23)         (0.83)     (0.11)      (0.55)         (0.10)
  Distributions in excess of net realized gains
  on investments  .................................      0.00        0.00           0.00       0.00        0.00           0.00
                                                     --------    --------    -----------    -------    --------    -----------
   Total distributions  ...........................     (0.08)      (0.28)         (0.95)     (0.17)      (0.67)         (0.31)
                                                     --------    --------    -----------    -------    --------    -----------
Net asset value, end of period   ..................  $  14.03    $  13.42    $     11.66    $ 14.45    $  12.79    $     11.28
                                                     ========    ========    ===========    =======    ========    ===========
Total return (a)  .................................      5.19%      17.50%         20.65%     14.36%      19.22%         14.80%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ......  $ 38,283    $ 26,560    $     2,578    $ 2,568    $  2,044    $     1,083
  Ratio of expenses to average net assets (b)   ...      1.00%       1.00%          1.00%      1.50%       1.50%          1.00%
  Ratio of net investment income (loss)
  to average net assets (b)   .....................      0.63%       0.94%          1.02%      1.59%       1.62%          1.94%
  Average commission rate paid per share  .........  $ 0.0600    $ 0.0604        N/A        $0.0601    $ 0.0615        N/A
  Portfolio turnover rate (a) .....................    110.17%     160.27%        121.62%    68.75%      189.22%        72.73%

 * See notes to the Financial Highlights on Page 15.


(c) The inception date of this portfolio was May 1, 1995.



























The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------




                                                                   C.A.S.E.
                                                           QUALITY GROWTH PORTFOLIO
                                                     June 30           December 31
                                                    ----------- --------------------------
                                                       1997        1996       1995 (c)
                                                    ----------- ----------- --------------
Net asset value, beginning of period   ............  $ 12.29    $  10.84    $     10.00
 Income from operations:
  Net investment income (loss)   ..................     0.01        0.07           0.14
  Net realized and unrealized gain (loss)
  on investments  .................................     2.00        1.83           1.50
                                                     -------    ---------   ------------
   Total income (loss) from operations ............     2.01        1.90           1.64
                                                     -------    ---------   ------------
   Distributions:
  Dividends from net investment income ............    (0.01)      (0.06)         (0.14)
  Dividends in excess of net investment income  ...     0.00       (0.03)          0.00
  Distributions from net realized gains
  on investments  .................................    (0.06)      (0.36)         (0.66)
  Distributions in excess of net realized gains
  on investments  .................................     0.00        0.00           0.00
                                                     -------    ---------   ------------
   Total distributions  ...........................    (0.07)      (0.45)         (0.80)
                                                     -------    ---------   ------------
Net asset value, end of period   ..................  $ 14.23    $  12.29    $     10.84
                                                     =======    =========   ============
Total return (a)  .................................    16.45%      17.54%         13.61%
Ratios and supplemental data:    ..................
  Net assets at end of period (in thousands) ......  $ 2,332    $  1,853    $     1,150
  Ratio of expenses to average net assets (b)   ...     1.50%       1.50%          1.00%
  Ratio of net investment income (loss)
  to average net assets (b)   .....................     0.12%       0.61%          1.28%
  Average commission rate paid per share  .........  $0.0602    $ 0.0618         N/A
  Portfolio turnover rate (a) .....................    64.64%     185.87%        119.63%


NOTES TO FINANCIAL HIGHLIGHTS

 * The above tables illustrate the change for a share outstanding computed using average shares outstanding throughout each period. See Note 5.

(a) For periods less than one year the total return and portfolio turnover rate are not annualized.
(b) For periods less than one year the ratio of expenses to average net assets and the ratio of net investment income to average net assets are annualized.
(c) The inception date of this portfolio was May 1, 1995.























The notes to the financial statements are an integral part of this report.

15

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

June 30, 1997
NOTE 1 -- ORGANIZATION AND SUMMARY
                 OF SIGNIFICANT ACCOUNTING
                 POLICIES

THE WRL SERIES FUND, INC. ("FUND") IS A DIVER-sified, open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on August 21, 1985, as a Maryland corporation and commenced operations on October 2, 1986.

      The Fund consists of a series of investment Portfolios, including the C.A.S.E. Growth Portfolio, the C.A.S.E. Growth & Income Portfolio, and the
C.A.S.E. Quality Growth Portfolio (the "Portfolios"). Shares of the Portfolios are sold to the WRL Series Annuity Account (the "Annuity Account") of Western
Reserve Life Assurance Co. of Ohio ("WRL"), to fund benefits under the C.A.S.E.
Reserve Variable Annuity Contracts. The Separate Account contains three investment options referred to as sub-accounts, each of which upon instructions received from contract owners of C.A.S.E. Reserve Variable Annuity Contracts, invests in a corres-ponding Portfolio.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


A. VALUATION OF INVESTMENTS

      Securities held by the Portfolios are valued at market value, except for short-term debt securities. Short-term debt securities maturing in 60 days or less are valued on the amortized cost basis, which approximates market value. Stocks are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the latest bid price is used. Bonds are valued using prices quoted by a major dealer in bonds which offers a pricing service. Certain pricing methodologies, such as matrix pricing of bonds, may involve the use of estimates and actual sales prices may differ. Securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.
      The values of foreign securities are translated into U.S. dollars using foreign exchange spot rates.


B. SECURITY TRANSACTIONS AND INVESTMENT INCOME


      Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis for both tax and financial reporting purposes. Dividend income is recorded on the ex-dividend date, and interest income, including amortization of bond premium and accretion of discount, is accrued daily. Dividend income on foreign securities is recorded net of foreign tax expense.


      The accounting records of the Fund are maintained in U.S. dollars. For transactions denominated in a currency other than the U.S. dollar, purchases and sales of securities, income received, and expenses paid are translated into U.S. dollars at the foreign exchange spot rate on the date the transaction is recorded. Currency gain and loss is also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.


      The unrealized gain or loss on forward foreign currency contracts is due to the difference between the foreign exchange contract rate and the foreign exchange forward rate applicable to that contract at the end of the period. This gain or loss becomes realized when the contract is closed or settled.


      Futures contracts and options are valued based upon daily settlement prices with the fluctuations in value recorded as unrealized gains and losses. These gains and losses become realized when the position is closed. The risks associated with the use of options and futures contracts involve the possibilities of an illiquid market and an imperfect correlation between the value of the instrument and the underlying security.


C. FEDERAL INCOME TAXES


      It is the Fund's policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code.


16

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 (CONTINUED)
      Pursuant to Code Section 4982(f), regulated investment companies serving as funding vehicles for life insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for Federal income taxes has been made.


      Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.


D. DIVIDENDS AND DISTRIBUTIONS


      Dividends of the Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Separate Accounts on the next business day after declaration.


E. ORGANIZATION COSTS


      All costs incurred in connection with the formation of the Fund and its Portfolios were paid by WRL.


F. EXPENSE OFFSET ARRANGEMENT


      Fees paid indirectly, in the accompanying Statements of Operations, represent reductions in custody expenses in lieu of interest income earned on incidental uninvested cash balances. Such fees have been added to custody fees to reflect total Fund expenses.


NOTE 2 -- INVESTMENT ADVISORY AND TRANSACTIONS WITH AFFILIATES


A. INVESTMENT ADVISORY


      The Fund has entered into an annually renewable investment advisory agreement for the Portfolios with WRL Investment Management, Inc. ("WRL
      Management") as investment adviser. The Fund pays to WRL Management and charges to each respective Portfolio, advisory fees each month at the following annual rate expressed as a percentage of the average daily net assets of the respective Portfolio:




PORTFOLIO                       PERCENT OF ASSETS
------------------------------- ------------------
     C.A.S.E. Growth                   .80%
     C.A.S.E. Growth & Income          .80%
     C.A.S.E. Quality Growth           .80%

      WRL Management has entered into a sub-advisory agreement with C.A.S.E. Management, Inc. Pursuant to the agreement, fifty percent of the advisory fee paid to WRL Management is due to C.A.S.E. Management, Inc.


      WRL Management currently has voluntarily undertaken to pay expenses on behalf of a Portfolio to the extent a Portfolio's normal operating expenses exceed the percentage of average daily net assets on an annualized basis of the Portfolio as listed below:



PORTFOLIO                       PERCENT OF ASSETS
------------------------------- ------------------
     C.A.S.E. Growth                   1.00%
     C.A.S.E. Growth & Income          1.50%
     C.A.S.E. Quality Growth           1.50%

      The Portfolios are charged for expenses that specifically relate to their individual operations. All other operating expenses of the Fund that are not attributable to a specific Portfolio are allocated based upon the proportionate number of policy and contract owners of the underlying sub-accounts. WRL Investment Services, Inc. ("WRL Services") directly incurs and pays these operating expenses relating to the Fund, which subsequently reimburses WRL Services. All normal operating expenses that exceed the established expense limit set forth above will be borne by WRL Services.


B. AFFILIATES


      WRL Management, WRL Services and WRL are indirect wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.


C. PLAN OF DISTRIBUTION


      Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended,

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 2 (CONTINUED)
      ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI").


      Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the dis-tribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing such Portfolio's shares, up to a maximum rate of 0.15% on an annualized basis of the average daily net assets.


      ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI seeking reimbursement of future expenses, Contract Owners will be notified in advance.


D. DEFERRED COMPENSATION PLAN


      Each eligible Director of the Fund who is not an officer or affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Deferred Compensation Plan for Directors of the Fund (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred amounts may be invested in any Portfolio of the IDEX Series Fund. It is not anticipated that this Plan will affect the Fund. Invested plan amounts are included in other assets. The total liability for deferred compensation to Directors under the Plan at June 30, 1997, is included in other liabilities in the accompanying Statement of Assets and Liabilities.
NOTE 3 -- SECURITIES TRANSACTIONS


     Securities transactions are summarized as follows:


                                                         C.A.S.E. GROWTH   C.A.S.E. QUALITY
                                       C.A.S.E. GROWTH       & INCOME           GROWTH
                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       ----------------- ----------------- -----------------
For the period ended June 30, 1997:
 Purchases of securities:
  Long-term excluding U.S. Government    $ 44,796,762       $ 1,469,344       $ 1,207,966
  U.S. Government securities .........              0                 0                 0
 Proceeds from maturities and sales
  of securities:
  Long-term excluding U.S. Government      30,049,793         1,328,364         1,287,223
  U.S. Government securities .........              0                 0                 0

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 4 -- FEDERAL INCOME TAX MATTERS


     The income, expenses, gains and losses on security transactions attributed to each Portfolio for accounting purposes are also attributed to that Portfolio for Federal income tax purposes. Gains and losses on forward currency contracts, if applicable, are treated as ordinary income for Federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.


     Each Portfolio has and will continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, and accordingly, has made or intends to make sufficient distributions of net investment income and net realized gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.


     The net capital loss carryforwards noted below as of December 31, 1996, if applicable, are available to offset future realized capital gains through the periods listed. Each Portfolio will elect to treat the net capital losses incurred in the two month period ended December 31, 1996, (Post-October Losses), if applicable, as having been incurred in the following fiscal year. The aggregate cost of investments and composition of unrealized appreciation and depreciation for Federal income tax purposes as of June 30, 1997 are as follows:



                                   PRIOR YEAR
                                   POST-OCTOBER     DECEMBER 31, 1996     NET CAPITAL LOSS
                                     LOSSES         NET CAPITAL LOSS       CARRYFORWARD
PORTFOLIO                          RECOGNIZED         CARRYFORWARD        AVAILABLE THROUGH
--------------------------------   --------------   -------------------   ------------------
C.A.S.E. Growth  ...............    $        0              $ 0                 N/A
C.A.S.E. Growth & Income  ......             0                0                 N/A
C.A.S.E. Quality Growth   ......        (3,081)               0                 N/A


                                                                              NET UNREALIZED
                                  FEDERAL TAX    UNREALIZED     UNREALIZED     APPRECIATION
PORTFOLIO                         COST BASIS    APPRECIATION   DEPRECIATION   (DEPRECIATION)
-------------------------------- -------------- -------------- -------------- ---------------
C.A.S.E. Growth  ...............   $ 34,714,605   $ 4,101,733  $  (873,298)     $  3,228,435
C.A.S.E. Growth & Income  ......      1,947,232       373,630       (3,481)          370,149
C.A.S.E. Quality Growth   ......      1,652,204       434,894       (1,759)          433,135

NOTE 5 -- FINANCIAL HIGHLIGHTS


     The total return reflects the advisory fee and all other Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges against the corresponding sub-accounts or the charges and deductions under the applicable annuity contracts.


     The ratio of expenses to average net assets in the Financial Highlights is net of the advisory fee waiver (see Note 2). Without the advisory fee waived by WRL the ratio would be as follows:


                                   JUNE 30        DECEMBER 31
                                   ---------   -----------------
PORTFOLIO                           1997       1996       1995 *
--------------------------------   ---------   -------   -------
C.A.S.E. Growth  ...............   1.02%       1.64%     4.15%
C.A.S.E. Growth & Income  ......   2.31%       3.34%      6.17%
C.A.S.E. Quality Growth   ......   2.60%       3.56%      5.91%

* The inception date of these Portfolios was May 1, 1995.

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------






                                                                             C.A.S.E. GROWTH     C.A.S.E. QUALITY
                                                         C.A.S.E. GROWTH        & INCOME             GROWTH
                                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments:
  Investment in WRL Series Fund, Inc.:
   Shares   ..........................................         356,520.793         177,686.927         163,846.532
                                                          ================    ================    ================
   Cost  .............................................     $     4,433,838     $     2,064,139     $     1,839,406
                                                          ================    ================    ================
  Investments at net asset value    ..................     $     5,003,216     $     2,568,012     $     2,331,863
  Accrued transfers from (to) depositor - net   ......              17,480               4,360               2,330
                                                          ----------------    ----------------    ----------------
   Total assets   ....................................           5,020,696           2,572,372           2,334,193
                                                          ----------------    ----------------    ----------------
LIABILITIES:   .......................................                 508                 262                 240
                                                          ----------------    ----------------    ----------------
   Total net assets  .................................     $     5,020,188     $     2,572,110     $     2,333,953
                                                          ================    ================    ================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units    ..........................................      345,909.338587      118,844.076546      104,208.250329
                                                          ================    ================    ================
   Unit value  .......................................     $     14.513018     $     15.233638     $     15.135070
                                                          ================    ================    ================
   Contract Owners' equity    ........................     $     5,020,188     $     1,810,428     $     1,577,199
                                                          ----------------    ----------------    ----------------
 Depositor's equity:
   Units    ..........................................          N/A              50,000.000000       50,000.000000
                                                          ================    ================    ================
   Unit value  .......................................     $           N/A     $     15.233638     $     15.135070
                                                          ================    ================    ================
   Depositor's equity   ..............................          N/A                    761,682             756,754
                                                          ----------------    ----------------    ----------------
   Total equity   ....................................     $     5,020,188     $     2,572,110     $     2,333,953
                                                          ================    ================    ================





WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------






                                                                                       C.A.S.E. GROWTH     C.A.S.E. QUALITY
                                                                   C.A.S.E. GROWTH        & INCOME             GROWTH
                                                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income   .............................................     $      1,607       $      10,157        $      2,307
 Capital gain distributions    .................................           26,312              20,000              10,001
                                                                     ------------       -------------        ------------
                                                                           27,919              30,157              12,308
   EXPENSES:
 Mortality and expense risk    .................................          (34,021)            (14,202)            (12,663)
                                                                     ------------       -------------        ------------
  Net investment income (loss)    ..............................           (6,102)             15,955                (355)
                                                                     ------------       -------------        ------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions   ......          210,556               9,856              11,850
  Change in unrealized appreciation (depreciation)  ............          (47,268)            275,324             297,585
                                                                     ------------       -------------        ------------
   Net gain (loss) on investments    ...........................          163,288             285,180             309,435
                                                                     ------------       -------------        ------------
    Net increase (decrease) in equity accounts resulting
    from operations   ..........................................     $    157,186       $     301,135        $    309,080
                                                                     ============       =============        ============

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------






                                                                                                C.A.S.E. GROWTH
                                                                 C.A.S.E. GROWTH                    & INCOME
                                                                   SUB-ACCOUNT                    SUB-ACCOUNT
                                                           June 30        December 31      June 30        December 31
                                                             1997            1996            1997           1996
                                                          -------------   -------------   -------------   ------------
OPERATIONS:
  Net investment income (loss)    .....................   $   (6,102)       $    65,081     $    15,955     $    79,284
  Net gain (loss) on investments  .....................      163,288            625,485         285,180         205,454
                                                          -----------      ------------    ------------    ------------
  Net increase (decrease) in equity accounts
  resulting from operations    ........................      157,186            690,566         301,135         284,738
                                                          -----------      ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ...............      568,154          2,791,028         258,664         880,018
                                                          -----------      ------------    ------------    ------------
  Less cost of units redeemed:
   Administrative charges   ...........................        1,855              2,649             342             513
   Policy loans    ....................................            0                  0               0               0
   Surrender benefits    ..............................      956,615            163,812          31,750         203,303
   Death benefits  ....................................            0                  0               0               0
                                                          -----------      ------------    ------------    ------------
                                                             958,470            166,461          32,092         203,816
                                                          -----------      ------------    ------------    ------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ..................     (390,316)         2,624,567         226,572         676,202
                                                          -----------      ------------    ------------    ------------
   Net increase (decrease) in equity accounts    ......     (233,130)         3,315,133         527,707         960,940
  Depositor's equity contribution (redemption)   ......     (640,060)                 0               0               0
EQUITY ACCOUNTS:
  Beginning of period    ..............................    5,893,378          2,578,245       2,044,403       1,083,463
                                                          -----------      ------------    ------------    ------------
  End of period    ....................................   $ 5,020,188       $ 5,893,378     $ 2,572,110     $ 2,044,403
                                                          ===========      ============    ============    ============

--------------------------------------------------------------------------------






                                                                C.A.S.E. QUALITY
                                                               GROWTH SUB-ACCOUNT
                                                           June 30        December 31
                                                             1997           1996
                                                          -------------   ------------
OPERATIONS:
  Net investment income (loss)    .....................   $     (355)       $    46,660
  Net gain (loss) on investments  .....................      309,435            198,952
                                                          -----------      ------------
  Net increase (decrease) in equity accounts
  resulting from operations    ........................      309,080            245,612
                                                          -----------      ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ...............      220,843            532,594
                                                          -----------      ------------
  Less cost of units redeemed:
   Administrative charges   ...........................          397                691
   Policy loans    ....................................            0                  0
   Surrender benefits    ..............................       48,388             74,671
   Death benefits  ....................................            0                  0
                                                          -----------      ------------
                                                              48,785             75,362
                                                          -----------      ------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ..................      172,058            457,232
                                                          -----------      ------------
   Net increase (decrease) in equity accounts    ......      481,138            702,844
  Depositor's equity contribution (redemption)   ......            0                  0
EQUITY ACCOUNTS:
  Beginning of period    ..............................    1,852,815          1,149,971
                                                          -----------      ------------
  End of period    ....................................   $ 2,333,953       $ 1,852,815
                                                          ===========      ============

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
(UNAUDITED)
--------------------------------------------------------------------------------






                                                                C.A.S.E.                             C.A.S.E. GROWTH
                                                           GROWTH SUB-ACCOUNT                     & INCOME SUB-ACCOUNT
                                                                     December 31                             December 31
                                                   June 30    --------------------------   June 30   ---------------------------
                                                    1997         1996        1995 (c)        1997        1996          1995 (c)
                                                 ------------ ----------- --------------  ----------- ----------- ---------------
Accumulation unit value, beginning of period      $  13.88     $  11.96    $     10.00     $  13.40    $  11.38    $      10.00
 Income from operations:
  Net investment income (loss)   ...............     (0.02)        0.20           0.85         0.10        0.57            0.22
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.65         1.72           1.11         1.73        1.45            1.16
                                                  ----------   --------    -----------     --------    --------    ------------
   Total income (loss) from operations    ......      0.63         1.92           1.96         1.83        2.02            1.38
                                                  ----------   --------    -----------     --------    --------    ------------
Accumulation unit value, end of period    ......  $  14.51     $  13.88    $     11.96     $  15.23    $  13.40    $      11.38
                                                  ==========   ========    ===========     ========    ========    ============
Total return (a)  ..............................      4.54%       16.04%         19.64%       13.65%      17.74%          13.84%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $  5,020     $  5,893    $     2,578     $  2,572    $  2,044    $      1,083
 Ratios of net invesment income (loss)
 to average net assets (b)    ..................     (0.22%)      1.51%          11.12%        1.39%       4.57%           3.07%

--------------------------------------------------------------------------------






                                                            C.A.S.E. QUALITY
                                                           GROWTH SUB-ACCOUNT
                                                                    December 31
                                                  June 30    --------------------------
                                                    1997        1996         1995 (c)
                                                 ----------- ----------- --------------
Accumulation unit value, beginning of period     $  13.08     $  11.27    $     10.00
 Income from operations:
  Net investment income (loss)   ...............    (0.01)        0.35           0.70
  Net realized and unrealized gain (loss)
  on investments  ..............................     2.07         1.46           0.57
                                                 ----------   --------    -----------
   Total income (loss) from operations    ......     2.06         1.81           1.27
                                                 ----------   --------    -----------
Accumulation unit value, end of period    ...... $  15.14     $  13.08    $     11.27
                                                 ==========   ========    ===========
Total return (a)  ..............................    15.74%       16.08%         12.66%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $  2,334     $  1,853    $     1,150
 Ratios of net invesment income (loss)
 to average net assets (b)    ..................    (0.03%)      2.95%           9.72%

 * The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

(a) For periods less than one year the total return is not annualized.
(b) For periods less than one year the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was May 1, 1995.




The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
JUNE 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY
                 OF SIGNIFICANT ACCOUNTING
                 POLICIES


      The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended.


      The Annuity Account holds assets that support the benefits under flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL, including the C.A.S.E. Reserve Variable Annuity. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


      The C.A.S.E. Reserve Variable Annuity investment options, referred to as sub-accounts, are the C.A.S.E. Growth Sub-Account, the C.A.S.E. Growth & Income Sub-Account, and the C.A.S.E. Quality Growth Sub-Account. Each sub-account invests in the corresponding portfolio (the "Portfolio") of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. The Sub-Advisor for these three Portfolios is C.A.S.E. Management, Inc.


      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.


A. VALUATION OF INVESTMENTS


      The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on June 30, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES


      The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


      Charges are assessed by WRL in connection with issuance and administration of the Contracts.


A. CONTRACT CHARGES


      No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.


      On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.


B. SUB-ACCOUNT CHARGES


      A daily charge equal to an annual rate of 1.25% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.


NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS


      Dividends of the Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


NOTE 3 (CONTINUED)
paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4 -- OTHER MATTERS


      As of June 30, 1997, THE EQUITY ACCOUNTS INCLUDE net unrealized appreciation on investments as follows:



SUB-ACCOUNT
--------------------------
C.A.S.E. Growth              $ 569,378
C.A.S.E. Growth & Income       503,873
C.A.S.E. Quality Growth        492,457


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

--------------------------------------------------------------------------------


           W  R  L     S  E  R  I  E  S    F  U  N  D ,     I  N  C .
--------------------------------------------------------------------------------




                           WRL SERIES ANNUITY ACCOUNT



                      OFFICE OF THE WRL SERIES FUND, INC.
                          WRL SERIES ANNUITY ACCOUNT
                              201 HIGHLAND AVENUE
                              Largo, FL 33770-2597
                                 1-800-851-9777
                          ---------------------------



                                  DISTRIBUTOR:

                             Intersecurities, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2597
                          ---------------------------



                                FUND CUSTODIAN:

                         Investors Bank & Trust Company
                              200 Clarendon Street
                                   16th Floor
                                Boston, MA 02116
                          ---------------------------



                              INVESTMENT ADVISER:

                        WRL Investment Management, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2957
                          ---------------------------



                                  SUB-ADVISER:

                           C.A.S.E. Management, Inc.
                               2255 Glades Road
                                  Suite 221-A
                             Boca Raton, FL 33431
                          ---------------------------



                                    INSURER:

                  Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                             Largo, FL 33770-2597
                          ---------------------------



                            INDEPENDENT ACCOUNTANTS:

                             Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City, MO 64105

                    THIS MATERIAL IS FOR CONTRACT HOLDER'S
                    REPORTING PURPOSES ONLY AND SHALL NOT BE
                    USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.














[GRAPHIC OMITTED]


              --------------------------------------------------

                   Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
             201 Highland Avenue /bullet/ Largo, Florida 33770-2597




August 1997
ACC00008 (8/97)

                                   APPENDIX A
Appendix to Electronic Format

WRL Series Fund, Inc.
C.A.S.E. Reserve Variable Annuity

Page 1 (Photo)    Shown is John R. Kenney, Chairman of the Board

Page 2 (Graph)    Mountain graph depicting the change in value of a $10,000
                  investment in the C.A.S.E. Growth Portfolio since inception versus the Wilshire 5000 Index ("Wilshire") over the same
                  time frame.
                                           Portfolio          Wilshire Index
                  Inception 5/1/95          $10,000               $10,000
                  FYE 12/31/95              $12,065               $12,028
                  FYE 12/31/96              $14,176               $14,294
                  Period Ended 6/30/97      $14,910               $16,674

Page 3 (Graph)    Mountain graph depicting the change in value of a $10,000
                  investment in the C.A.S.E. Growth & Income Portfolio since inception versus the Standard & Poor's Index of 500 Common
                  Stocks ("S&P") over the same time frame.
                                            Portfolio          S & P Index
                  Inception 5/1/95           $10,000             $10,000
                  FYE 12/31/95               $11,480             $12,186
                  FYE 12/31/96               $13,686             $14,984
                  Period Ended 6/30/97       $15,650             $18,072

Page 4 (Graph)    Mountain graph depicting the change in value of a $10,000
                  investment in the C.A.S.E. Quality Growth Portfolio since
                  inception versus the Standard & Poor's Index of 500 Common
                  Stocks ("S&P") Index over the same time frame.
                                            Portfolio           S & P Index
                  Inception 5/1/95           $10,000              $10,000
                  FYE 12/31/95               $11,361              $12,186
                  FYE 12/31/96               $13,353              $14,984
                  Period Ended 6/30/97       $15,550              $18,072